Income Taxes (Schedule of Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Federal income tax provision at statutory rate	$ 7,852	$ 7,162
Stock option and restricted stock	(428)	0
Bank owned life insurance	(164)	(132)
Tax-exempt interest	(56)	(71)
Meals and entertainment	22	21
Captive insurance premium	(295)	0
State income taxes, net of federal income tax effect	543	541
Impact of rate change on deferred tax assets	1,733	0
Other, net	333	(264)
Provision for income taxes	$ 9,540	$ 7,257
Effective tax rate	42.50%	35.50%